Shareholders' equity - Non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	€ 280	€ 335	€ 317
Debit part of net income attributable to non-controlling interests.	(43)	(7)	(11)
Total part of net income attributable to non-controlling interests	237	328	306
Credit part of comprehensive income attributable to non-controlling interests	246	319	354
Debit part of comprehensive income attributable to non-controlling interests	(56)	(7)	(21)
Total part of comprehensive income attributable to non-controlling interests	190	312	333
Dividends paid to minority shareholders	234	259	304
Credit part of equity attributable to non-controlling interests	2,459	2,491	2,375
Debit part of equity attributable to non-controlling interests	(5)	(5)	(15)
Total equity attributable to non-controlling interests	2,454	2,486	2,360
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	203	217	212
Credit part of comprehensive income attributable to non-controlling interests	180	200	222
Dividends paid to minority shareholders	185	186	176
Credit part of equity attributable to non-controlling interests	731	735	649
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	20	35	35
Credit part of comprehensive income attributable to non-controlling interests	19	35	35
Dividends paid to minority shareholders	14
Credit part of equity attributable to non-controlling interests	252	247	212
Orange Cote d'Ivoire [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	28	20	20
Credit part of comprehensive income attributable to non-controlling interests	24	21	20
Orange Bank [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests		30
Credit part of comprehensive income attributable to non-controlling interests		28
Debit part of comprehensive income attributable to non-controlling interests	(32)
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	15	9	6
Credit part of comprehensive income attributable to non-controlling interests		14	30
Debit part of comprehensive income attributable to non-controlling interests	(7)
Dividends paid to minority shareholders	11	10	26
Credit part of equity attributable to non-controlling interests	156	175	210
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests		11	34
Debit part of net income attributable to non-controlling interests.	(5)
Credit part of comprehensive income attributable to non-controlling interests	17		29
Debit part of comprehensive income attributable to non-controlling interests		(3)
Dividends paid to minority shareholders		37	79
Credit part of equity attributable to non-controlling interests	923	906	941
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of classes of share capital [line items]
Debit part of net income attributable to non-controlling interests.	(33)
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	16	15
Credit part of equity attributable to non-controlling interests	€ 143	€ 157	€ 183